Share-based payments - Schedule of Assumptions Used to Measure Fair Value of Options Granted (Details)	12 Months Ended
	Mar. 30, 2025 Year $ / shares	Mar. 31, 2024 Year $ / shares
Share-Based Payment Arrangements [Abstract]
Weighted average stock price valuation (in CAD per share)	$ 17.90	$ 19.77
Weighted average exercise price (in CAD per share)	$ 17.90	$ 19.77
Risk-free interest rate	3.98%	4.09%
Expected life in years | Year	5	5.4
Expected dividend yield	0.00%	0.00%
Volatility	40.00%	40.00%
Weighted average fair value of options issued (in CAD per share)	$ 6.02	$ 6.82